SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Balance - Beginning of period	$ 790,023	$ 378,643
Interest expense	20,323	96,423
Interest expense		734,903
Lease Payments	(101,440)	(423,410)
Foreign exchange translation	(1,064)	3,464
Balance - Ending of period	707,842	790,023
Current lease liabilities	316,931	362,001
Non-current lease liabilities	390,911	428,022
Lease liabilities	$ 707,842	$ 790,023